As filed with the Securities and Exchange Commission on November 23, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02273
TRANSAMERICA INCOME SHARES, INC.
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: March 31
Date of reporting period: April 1, 2011 — September 30, 2011

Item 1: Report(s) to Shareholders.
The Semi-Annual Report is attached.

TRANSAMERICA
INCOME SHARES, INC.
Semi-Annual Report
September 30, 2011

Transamerica Income Shares, Inc.
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at April 1, 2011, and held for the entire period until September 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of directors and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
		Ending		Ending
	Beginning	Account	Expenses Paid	Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Income Shares, Inc.	$1,000.00	$987.40	$3.68	$1,021.30	$3.74	0.74%

(A)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (366 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At September 30, 2011
(The following chart summarizes the Schedule of Investments of the fund by investment type)
(unaudited)

% of Net
Asset Type	Assets

Corporate Debt Securities	67.2%
Securities Lending Collateral	13.6
Mortgage-Backed Securities	9.4
Preferred Corporate Debt Securities	6.1
Foreign Government Obligations	3.6
U.S. Government Obligation	3.1
Asset-Backed Securities	2.8
Preferred Stocks	1.9
Repurchase Agreement	1.7
Municipal Government Obligations	1.5
Convertible Preferred Stocks	0.8%
U.S. Government Agency Obligations	0.4
Convertible Bond	0.4
Other Assets and Liabilities - Net	(12.5)

Total	100.0%

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal		Value
	(000’s)		(000’s)

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bond
2.63%, 11/15/2020		$1,190	$1,273
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		947	1,216
U.S. Treasury Note
1.38%, 05/15/2013		1,000	1,018
3.50%, 05/15/2020		630	721

Total U.S. Government Obligations (cost $3,766)			4,228

U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Freddie Mac, IO
5.00%, 08/01/2035		3,562	513
Total U.S. Government Agency Obligation (cost $899)

FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD	1,500	1,520
Republic of Chile
5.50%, 08/05/2020	CLP	576,000	1,164
United Mexican States
7.00%, 06/19/2014	MXN	12,000	911
7.50%, 06/21/2012		17,500	1,288

Total Foreign Government Obligations (cost $4,858)			4,883

MORTGAGE-BACKED SECURITIES - 9.4%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		$1,050	1,060
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		1,065	1,138
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.46%, 05/26/2037 - 144A *		209	207
Series 2009-RR6, Class 2A1
5.19%, 08/26/2035 - 144A *		842	759
Series 2009-RR10, Class 2A1
2.82%, 08/26/2035 - 144A *		616	590
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *		743	763
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		766	792
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034		716	736
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *		637	626
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.02%, 12/26/2037 -144A *		397	398
Series 2009-R7, Class 1A1
5.23%, 02/26/2036 - 144A *		643	615
Series 2009-R7, Class 4A1
2.74%, 09/26/2034 - 144A *		673	623
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		327	325
Series 2009-R7, Class 12A1
5.18%, 08/26/2036 - 144A *		365	360
Series 2009-R7, Class 16A1
5.41%, 12/26/2036 -144A *		4	4
Series 2009-R9, Class 1A1
2.56%, 08/26/2046 - 144A *		588	573
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 *		670	709
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.50%, 01/27/2047 - 144A *		587	588
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A		672	678
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		736	742
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		223	219
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *		185	184

Total Mortgage-Backed Securities (cost $12,440)			12,689

ASSET-BACKED SECURITIES - 2.8%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020		628	628
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		936	927
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A		940	999
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		1,182	1,276

Total Asset-Backed Securities (cost $3,791)			3,830

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		835	857
State of California
7.95%, 03/01/2036		1,035	1,177

Total Municipal Government Obligations (cost $1,871)			2,034

PREFERRED CORPORATE DEBT SECURITIES - 6.1%
Commercial Banks - 3.0%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž ^		1,250	1,261
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		1,095	1,317
Wells Fargo & Co.
7.98%, 03/15/2018 * Ž ^		1,440	1,483
Diversified Financial Services - 2.0%
JPMorgan Chase Capital XXV
6.80%, 10/01/2037		1,000	1,004
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *		1,930	1,698
Insurance - 1.1%
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 *		1,640	1,431

Total Preferred Corporate Debt Securities (cost $7,998)			8,194

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal		Value
	(000’s)		(000’s)

CORPORATE DEBT SECURITIES - 67.2%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	1,200	$645
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A		$365	362
Building Products - 0.4%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A ^		600	594
Capital Markets -1.6%
BP Capital Markets PLC
4.74%, 03/11/2021 ^		790	867
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A ^		1,385	1,310
Commercial Banks - 5.8%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		1,212	1,282
BBVA Bancomer SA
7.25%, 04/22/2020 - 144A ^		800	780
M&l Marshall & llsley Bank
4.85%, 06/16/2015 ^		1,600	1,736
5.00%, 01/17/2017		1,000	1,055
Regions Bank
7.50%, 05/15/2018 ^		1,465	1,449
Zions Bancorporation
7.75%, 09/23/2014		1,400	1,476
Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021		800	857
Consumer Finance - 0.9%
Block Financial LLC
5.13%, 10/30/2014 ^		700	719
Springleaf Finance Corp.
6.90%, 12/15/2017		720	518
Containers & Packaging - 2.0%
Graphic Packaging International, Inc.
9.50%, 06/15/2017		2,375	2,542
Sealed Air Corp.
8.13%, 09/15/2019 - 144A		105	106
Distributors - 0.3%
Edgen Murray Corp.
12.25%, 01/15/2015 ^		495	444
Diversified Financial Services - 15.7%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A		1,500	1,487
Bank of America Corp.
3.75%, 07/12/2016 ^		1,160	1,055
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^		1,200	870
CIT Group, Inc.
7.00%, 05/01/2014 ^		163	166
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A		755	676
Glencore Funding LLC
6.00%, 04/15/2014 - 144A		1,500	1,544
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A		1,305	1,382
International Lease Finance Corp.
6.25%, 05/15/2019		1,440	1,252
6.50%, 09/01/2014 - 144A		1,375	1,375
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A		1,000	855
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^		1,145	1,033
9.88%, 08/15/2018 ^		35	29
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A		1,110	1,157
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A		446	453
Reynolds Group Issuer, Inc.
9.88%, 08/15/2019 - 144A		600	528
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019		700	942
Selkirk Cogen Funding Corp. -Series A
8.98%, 06/26/2012		368	374
Stone Street Trust
5.90%, 12/15/2015 - 144A		1,400	1,450
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A		680	700
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A		1,515	1,570
WCP Wireless Site Funding LLC
6.83%, 11/15/2015 - 144A		1,430	1,489
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A		715	724
Diversified Telecommunication Services - 1.8%
EH Holding Corp.
6.50%, 06/15/2019 - 144A		200	193
7.63%, 06/15/2021 - 144A		70	67
Sprint Capital Corp.
8.38%, 03/15/2012		1,300	1,313
West Corp.
7.88%, 01/15/2019		180	169
Windstream Corp.
8.63%, 08/01/2016		718	740
Electric Utilities - 0.9%
Intergen NV
9.00%, 06/30/2017 - 144A		1,225	1,246
Electrical Equipment - 1.2%
Polypore International, Inc.
7.50%, 11/15/2017		1,440	1,447
Electronic Equipment & Instruments - 0.9%
Anixter, Inc.
5.95%, 03/01/2015		1,200	1,177
Energy Equipment & Services - 1.0%
Enterprise Products Operating LLC -Series A
8.38%, 08/01/2066 *		600	622
Weatherford International, Ltd.
9.63%, 03/01/2019		545	704
Food & Staples Retailing - 1.6%
Ingles Markets, Inc.
8.88%, 05/15/2017		1,055	1,105
Stater Bros Holdings, Inc.
7.38%, 11/15/2018 ^		35	36
SUPERVALU, Inc.
7.50%, 11/15/2014 ^		1,100	1,078
Food Products -1.6%
Arcor SAIC
7.25%, 11/09/2017 - 144A		715	729
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A ^		721	725
Michael Foods, Inc.
9.75%, 07/15/2018		720	743

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Health Care Providers & Services - 0.8%
Community Health Systems, Inc.
8.88%, 07/15/2015 ^	$1,100	$1,081
Hotels, Restaurants & Leisure - 1.2%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	625	706
MGM Resorts International
6.75%, 09/01/2012 ^	900	882
Household Durables - 1.0%
Lennar Corp.
12.25%, 06/01/2017	450	495
Sealy Mattress Co.
8.25%, 06/15/2014 ^	875	825
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc.
7.63%, 05/15/2019 - 144A ^	360	328
7.88%, 05/15/2021 - 144A	720	658
Insurance - 3.8%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,138
Chubb Corp.
6.38%, 03/29/2067 *	879	852
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,574
Hanover Insurance Group, Inc.
6.38%, 06/15/2021 ^	865	907
Oil Insurance, Ltd.
3.35%, 10/13/2011 - 144A * Ž	675	633
IT Services - 0.9%
Cardtronics, Inc.
8.25%, 09/01/2018 ^	1,110	1,154
Machinery - 0.8%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,145	1,122
Media - 0.5%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	744
Metals & Mining -1.8%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,165	1,542
FMG Resources Property, Ltd.
7.00%, 11/01/2015 - 144A	90	84
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018 - 144A	835	752
Multi-Utilities -1.1%
Black Hills Corp.
5.88%, 07/15/2020	700	796
9.00%, 05/15/2014	640	737
Oil, Gas & Consumable Fuels - 5.0%
Berry Petroleum Co.
10.25%, 06/01/2014	925	1,036
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A ^	650	501
Energy Transfer Equity, LP
7.50%, 10/15/2020	180	185
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	906
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,200	1,371
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	675
Petroleum Development Corp.
12.00%, 02/15/2018	400	428
Ras Laffan Liquefied Natural Gas Co., Ltd. Ill
6.75%, 09/30/2019 - 144A ^	1,385	1,646
Paper & Forest Products - 1.1%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	1,325	844
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A	720	673
Real Estate Investment Trusts - 3.2%
Entertainment Properties Trust
7.75%, 07/15/2020	1,285	1,375
Kilroy Realty, LP
6.63%, 06/01/2020 ^	1,320	1,435
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,515	1,519
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	325	309
Software - 0.2%
First Data Corp.
7.38%, 06/15/2019 - 144A	370	328
Specialty Retail -1.4%
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,100	1,113
Sally Holdings LLC
9.25%, 11/15/2014 ^	750	765
Tobacco -1.1%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,230	1,441
Transportation Infrastructure - 0.8%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,100	1,089
Wireless Telecommunication Services - 4.7%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,965	2,045
6.11%, 01/15/2020 - 144A	1,415	1,590
Nextel Communications, Inc. -Series D
7.38%, 08/01/2015	1,300	1,232
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,350	1,468

Total Corporate Debt Securities (cost $88,264)		90,931

CONVERTIBLE BOND - 0.4%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016	430	558
Total Convertible Bond (cost $430)

		Value
	Shares	(000's)

CONVERTIBLE PREFERRED STOCK - 0.8%
Diversified Financial Services - 0.8%
Vale Capital II, 6.75% ^	17,000	1,143
Total Convertible Preferred Stock (cost $1,280)

PREFERRED STOCKS - 1.9%
Commercial Banks - 0.6%
BB&T Capital Trust VI, 9.60% ^	29,500	783
Consumer Finance - 0.6%
Ally Financial, Inc., 8.50% *	44,800	782
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp., 9.08% - 144A	852	950

Total Preferred Stocks (cost $2,695)		2,515

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

		Value
	Shares	(000’s)

SECURITIES LENDING COLLATERAL - 13.6%
State Street Navigator Securities Lending Trust- Prime Portfolio, 0.19% ▲	18,425,555	$18,426
Total Securities Lending Collateral (cost $18,426)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $2,365 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 3.50%, due 11/25/2038 -11/15/2040, with a total value of $2,418.	$2,365	2,365
Total Repurchase Agreement (cost $2,365)

Total Investment Securities (cost $149,083) #		152,309
Other Assets and Liabilities - Net		(16,975)

Net Assets		$135,334

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $18,046.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 09/30/2011.

§	Illiquid. This security had a market value of $857, or 0.63%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $149,083. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,671 and $3,445, respectively. Net unrealized appreciation for tax purposes is $3,226.
DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $58,188, or 43.00%, of the fund’s net assets.

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
CURRENCY ABBREVIATIONS:

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

MXN	Mexican Peso

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
Investment Securities	Quoted Prices	Inputs	Inputs	09/30/2011
Asset-Backed Securities	$—	$3,830	$—	$3,830
Convertible Bond	—	558	—	558
Convertible Preferred Stock	1,143	—	—	1,143
Corporate Debt Securities	—	90,931	—	90,931
Foreign Government Obligations	—	4,883	—	4,883
Mortgage-Backed Securities	—	12,689	—	12,689
Municipal Government Obligations	—	2,034	—	2,034
Preferred Corporate Debt Securities	—	8,194	—	8,194
Preferred Stocks	2,515	—	—	2,515
Repurchase Agreement	—	2,365	—	2,365
Securities Lending Collateral	18,426		—	18,426
U.S. Government Agency Obligation	—	513	—	513
U.S. Government Obligations	—	4,228	—	4,228

Total	$22,084	$130,225	$—	$152,309

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
STATEMENT OF ASSETS AND LIABILITIES
At September 30, 2011
(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $146,718) (including securities loaned of $18,046)	$149,944
Cash	6
Repurchase agreement, at value (cost: $2,365)	2,365
Receivables:
Investment securities sold	200
Interest	2,218
Securities lending income (net)	6
Prepaid expenses	2

154,741

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	105
Management and advisory fees	57
Transfer agent fees	1
Trustee fees	1
Administration fees	2
Distributions to shareholders	758
Other	57
Collateral for securities on loan	18,426

19,407

Net assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$135,334

Net asset value per share	$21.42

Net assets consist of:
Paid-in capital	141,184
Accumulated net investment loss	(1,570)
Accumulated net realized loss from investment securities	(7,494)
Net unrealized appreciation (depreciation) on:
Investment securities	3,226
Translation of assets and liabilities denominated in foreign currencies	(12)

Net assets	$135,334

STATEMENT OF OPERATIONS
For the period ended September 30, 2011
(all amounts in thousands)

Investment income:
Interest income (net of withholding taxes on foreign interest of $1)	$4,766
Dividend income	195
Securities lending income (net)	35

4,996

Expenses:
Management and advisory	354
Transfer agent	27
Printing and shareholder reports	60
Custody	17
Administration	14
Legal	6
Audit and tax	13
Director	12
Other	20

Total expenses	523

Net investment income	4,473

Net realized gain (loss) on transactions from:
Investment securities	(306)
Foreign currency transactions	4

(302)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(5,960)
Translation of assets and liabilities denominated in foreign currencies	(13)

Net change in unrealized appreciation (depreciation)	(5,973)

Net realized and change in unrealized loss	(6,275)

Net decrease In net assets resulting from operations	$(1,802)

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	September
	30, 2011	March 31,
	(unaudited)	2011
From operations:
Net investment income	$4,473	$9,313
Net realized gain (loss) from investment securities and foreign currency transactions	(302)	5,428
Net change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(5,973)	(1,459)

Net increase (decrease) in net assets resulting from operations	(1,802)	13,282

Distributions to shareholders:
From net investment income	(4,771)	(10,616)

Net increase (decrease) in net assets	(6,573)	2,666

Net assets:
Beginning of period/year	$141,907	$139,241

End of period/year	$135,334	$141,907

Accumulated net investment loss	$(1,570)	$(1,272)

FINANCIAL HIGHLIGHTS

	For the
	period ended
	September
	30, 2011		Year Ended March 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$22.46		$22.04	$17.84	$20.73	$22.32	$22.04
Investment operations
Net investment income(A)	0.71		1.47	1.50	1.17	1.26	1.30
Net realized and change in unrealized gain (loss)	(0.99)		0.63	4.25	(2.79)	(1.50)	0.36

Total operations	(0.28)		2.10	5.75	(1.62)	(0.24)	1.66

Distributions
From net investment income	(0.76)		(1.68)	(1.55)	(1.27)	(1.35)	(1.38)
Net asset value
End of period/year	$21.42		$22.46	$22.04	$17.84	$20.73	$22.32

Market value per share
End of period/year	$21.50		$21.08	$22.66	$16.60	$18.50	$21.11

Total return(B)	(1.26	)%(C)	10.00%	33.49%	(3.24)%	(6.17)%	6.32%
Ratio and supplemental data
Expenses to average net assets	0.74	%(D)	0.80%	0.71%	0.72%	0.77%	0.77%
Net investment income, to average net assets	6.30	%(D)	6.61%	7.28%	6.13%	5.84%	5.91%
Portfolio turnover rate	15	%(C)	65%	131%	129%	75%	68%
Net assets end of period/year (000’s)	$135,334		$141,907	$139,241	$112,741	$130,979	$141,024
The number of shares outstanding at the end of each period was 6,319 (in thousands).

(A)	Calculated based on average number of shares outstanding.

(B)	Total return is based on the change in net assets of the fund’s shares taking into account dividends reinvested at market prices in accordance with the terms of the dividend reinvestment plan.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to April 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report. Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
NOTES TO FINANCIAL STATEMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The illiquid securities at September 30, 2011 are listed in the Schedule of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.
The PIKs at September 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at September 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from GAAP. See “Automatic Reinvestment Plan” on page 16 for an opportunity to reinvest distributions in shares of the Fund’s common stock.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc’s (“TAM”) Valuation Committee’s own assuptions in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolio and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Directors. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will chose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at September 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended September 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator. TAM, AUIM, and TFS are affiliates of AEGON, NV.
Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. None of the non-independent directors receive compensation for services as directors of the Fund or the entities that invest in the Fund.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.50% of ANA
TAM has agreed to voluntarily waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First $30 million	1.50%
Over $30 million	1.00%
There were no fees waived during the period ended September 30, 2011.
Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2011 were as follows:

Purchases of securities:
Long-term	$20,242
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	16,687
U.S. Government	4,841
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign bonds, foreign currency transactions, capital loss carryforwards, post-October loss deferrals, paydowns, and bond premium amortization.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Income Shares, Inc. (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Board determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Directors requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Directors also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Directors also considered the investment approach for the Fund. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Fund’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Fund as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and TAM’s management oversight process. The Directors determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1 -, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund by TAM and its affiliates. The Board reviewed the management fee for the Fund, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Fund’s sub-adviser. The Directors noted that the Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Directors noted the profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.
The Directors considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Directors also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice. The Directors also noted that TAM does not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Directors favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Directors also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
INVESTMENT ADVISORY AGREEMENT - CONTRACT RENEWAL (continued)
(unaudited)
Conclusion. After consideration of the factors described above as well as other factors, the Directors, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
RESULTS OF SHAREHOLDER PROXY (unaudited)
Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following item:
At the annual meeting of shareholders held on July 7, 2011, the results of the vote on Proposal 1 were as follows:
Proposal 1: To elect four Directors to serve as Class II Directors for three year terms, and until their successors are duly elected and qualify.

	For	Withheld
John W. Waechter	5,490,049.674	108,522.151
Joyce G. Norden	5,456,703.631	141,868.194
Norman R. Nielsen	5,466,018.028	132,553.797
Russell A. Kimball, Jr.	5,488,189.459	110,382.366

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
AUTOMATIC REINVESTMENT PLAN
Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, BNY Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with BNY Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.
The price at which BNY Mellon is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.
Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.
Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.
BNY Mellon charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.
Shareholders interested in obtaining a copy of the Plan should contact BNY Mellon:
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310-1900
1-800-454-9575
Foreign Shareowners: 201-680-6578

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
NOTICE OF PRIVACY POLICY
(unaudited)
At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.
In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Semi-Annual Report 2011

Transamerica Income Shares, Inc.
Investment Adviser
Transamerica Asset Management, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202
Sub-Adviser
AEGON USA Investment Management, LLC
4333 Edgewood Road, NE
Cedar Rapids, IA 52499
Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310-1900
1-800-454-9575
Foreign Shareowners: 201-680-6578
www.bnymellon.com/shareowner/isd
Custodian
State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700
Listed
New York Stock Exchange
Symbol: TAI
NASDAQ Symbol: XTAIX
Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

Item 2: Code of Ethics.
Not applicable for semi-annual reports.
Item 3: Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4: Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5: Audit Committee of Listed Registrant.
Not applicable for semi-annual reports.
Item 6: Schedule of Investments.
The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable (no change from annual report).
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable (no change from annual report).
Item 11: Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Not applicable.
(2)	Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC. (Registrant)
By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer Date: November 23, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 23, 2011

By:	/s/ Robert A. DeVault, Jr. Robert A. DeVault, Jr.
Principal Financial Officer
Date:	November 23, 2011

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer